STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 64.0%
Brazil - 3.5%
B3 SA - Brasil Bolsa Balcao	102,400		256,206
Banco Do Brasil SA	42,400		278,906
Inter & Co., BDR	7,674	[a]	16,061
IRB Brasil Resseguros SA	4,800	[a]	782
JBS SA	46,700		194,504
Minerva SA	179,000	[a]	439,384
Petroleo Brasileiro SA, ADR	117,315		1,249,405
Raia Drogasil SA	2,900		13,029
TIM SA	83,900		197,047
Vale SA	26,900		452,838
WEG SA	30,300		221,005
			3,319,167
Chile - .2%
Cencosud SA	87,939	[a]	144,621
Enel Americas SA	203,831	[a]	27,274
Enel Generacion Chile SA	38,384		8,512
			180,407
China - 19.6%
3SBio Inc.	171,000	[a,b]	181,834
Agricultural Bank of China Ltd., Cl. H	1,333,000	[a]	457,685
Alibaba Group Holding Ltd.	15,600	[a]	172,380
Alibaba Group Holding Ltd., ADR	9,934	[a]	875,086
Aluminum Corp. of China Ltd., Cl. H	222,000	[a]	94,426
ANTA Sports Products Ltd.	14,800	[a]	193,972
Autohome Inc., ADR	13,344	[a]	408,326
BAIC Motor Corp., Cl. H	2,000	[a,b]	530
Baidu Inc., ADR	1,308	[a]	149,609
Bank of Communications Co., Cl. H	846,000	[a]	486,652
CGN Power Co., Cl. H	1,063,200	[a,b]	253,355
China CITIC Bank Corp., Cl. H	1,391,000	[a]	616,603
China Construction Bank Corp., Cl. H	2,338,100	[a]	1,464,785
China Everbright Bank Co., Cl. A	220,100	[a]	97,200
China Galaxy Securities Co., Cl. H	1,210,500	[a]	590,870
China Medical System Holdings Ltd.	96,100	[a]	151,190
China Merchants Bank Co., Cl. H	77,600	[a]	433,958
China Pacific Insurance Group Co., Cl. H	38,100	[a]	84,835
China Resources Pharmaceutical Group Ltd.	406,500	[a,b]	329,139
China Resources Sanjiu Medical & Pharmaceutical Co., Cl. A	150,595	[a]	1,014,047

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
China - 19.6% (continued)
China Shenhua Energy Co., Cl. H	323,000	[a]	933,149
China Vanke Co., Cl. H	7,600	[a]	15,384
Cosco Shipping Holdings Co., Cl. H	415,600		423,829
Country Garden Services Holdings Co.	27,000	[a]	67,245
Gaotu Techedu Inc., ADR	384	[a]	906
Gree Electric Appliances Inc. of Zhuhai, Cl. A	55,000	[a]	255,707
Greentown China Holdings Ltd.	179,000	[a]	261,433
Industrial & Commercial Bank of China Ltd., Cl. H	717,000	[a]	369,273
JD.com Inc., ADR	11,233	[a]	630,509
JD.com Inc., Cl. A	1,080	[a]	30,468
Lenovo Group Ltd.	211,800		173,935
Li Ning Co.	24,500	[a]	212,656
Longfor Group Holdings Ltd.	500	[b]	1,557
Meituan, Cl. B	24,000	[a,b]	537,163
NetDragon Websoft Holdings Ltd.	154,500	[a]	331,745
NetEase Inc., ADR	7,381		536,082
New China Life Insurance Co., Cl. H	68,400	[a]	167,375
PICC Property & Casualty Co., Cl. H	624,000	[a]	592,386
Pinduoduo Inc., ADR	7,265	[a]	592,461
Ping An Insurance Group Company of China Ltd., Cl. H	22,000	[a]	145,578
Postal Savings Bank of China Co., CI. H	137,701	[a,b]	85,562
Shanghai International Port Group Co., Cl. A	414,500	[a]	318,401
Sinopharm Group Co., Cl. H	113,200	[a]	287,733
Sinotruk Hong Kong Ltd.	41,300	[a]	57,568
Tencent Holdings Ltd.	32,300	[a]	1,382,137
Tencent Music Entertainment Group, ADR	78,806	[a]	652,514
Tingyi Cayman Islands Holding Corp.	105,200		185,724
Uni-President China Holdings Ltd.	125,100	[a]	125,173
Vipshop Holdings Ltd., ADR	9,746	[a]	132,935
Yankuang Energy Group Co., Cl. H	71,700	[a]	218,624
Yum China Holdings Inc.	3,338		182,422
Zhongsheng Group Holdings Ltd.	23,200	[a]	119,337
Zijin Mining Group Co., Cl. H	136,000	[a]	184,343
Zoomlion Heavy Industry Science & Technology Co., Cl. H	162,500	[a]	76,821
			18,344,617
Colombia - .0%
Interconexion Electrica SA	9,277		40,184

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
Greece - 1.7%
Hellenic Telecommunications Organization SA	38,217	[a]	596,868
OPAP SA	70,307		995,692
			1,592,560
Hong Kong - 1.3%
Bosideng International Holdings Ltd.	874,500		415,658
China Taiping Insurance Holdings Co.	116,100	[a]	144,577
Cosco Shipping Ports Ltd.	113,500	[a]	90,155
Kingboard Laminates Holdings Ltd.	148,300		163,016
Kunlun Energy Co.	152,000	[a]	108,468
Shanghai Industrial Urban Development Group Ltd.	52,200	[a]	4,414
Shimao Group Holdings Ltd.	10,500	[a,c]	1,789
SITC International Holdings Co.	131,000	[a]	291,355
			1,219,432
Hungary - .4%
MOL Hungarian Oil & Gas PLC	21,113	[a]	147,283
Richter Gedeon Nyrt	8,611	[a]	191,613
			338,896
India - 8.1%
Aurobindo Pharma Ltd.	28,343	[a]	150,160
Cipla Ltd.	22,233	[a]	289,153
HCL Technologies Ltd.	18,867		237,018
Hero MotoCorp Ltd.	5,208	[a]	172,415
Hindalco Industries Ltd.	30,668	[a]	175,471
Housing Development Finance Corp.	15,386	[a]	490,537
ICICI Bank Ltd.	57,805	[a]	622,454
Indian Oil Corp.	242,298	[a]	224,052
Indus Towers Ltd.	41,332	[a]	95,149
Infosys Ltd.	34,461		628,237
ITC Ltd.	94,602	[a]	379,128
LTIMindtree Ltd.	12,848	[a,b]	677,948
Mahindra & Mahindra Ltd.	27,048	[a]	408,417
NTPC Ltd.	81,806	[a]	164,591
Power Grid Corporation of India Ltd.	391,347		1,010,889
REC Ltd.	223,541		314,789
Reliance Industries Ltd.	7,898	[a]	243,174
Tata Consultancy Services Ltd.	19,440		765,263
Tata Motors Ltd.	8,367	[a]	39,236
Tech Mahindra Ltd.	19,359		237,840
The Tata Power Company	176	[a]	442
Vedanta Ltd.	46,106		171,873
Wipro Ltd.	23,421	[a]	111,188
			7,609,424

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
Indonesia - .7%
Adaro Energy Indonesia TBK Pt	626,800		155,014
Aneka Tambang TBK	81,400	[a]	10,379
Astra International TBK Pt	204,800		74,987
Bank Mandiri Persero TBK Pt	206,800	[a]	131,845
Indah Kiat Pulp & Paper TBK Pt	51,400	[a]	28,808
Indofood Sukses Makmur TBK Pt	417,000	[a]	180,140
Telkom Indonesia Persero TBK Pt	247,000	[a]	59,499
			640,672
Kuwait - .2%
Kuwait Finance House KSCP	43,952	[a]	118,269
National Bank of Kuwait SAKP	27,381	[a]	96,507
			214,776
Malaysia - .7%
Hartalega Holdings BHD	83,300	[a]	32,148
Petronas Chemicals Group BHD	52,600	[a]	102,692
RHB Bank BHD	143,800		189,013
Sime Darby BHD	239,800	[a]	125,208
Sime Darby Plantation BHD	5,400		5,700
Supermax Corp. BHD	101,010		19,950
Telekom Malaysia BHD	129,000	[a]	158,138
Top Glove Corp. BHD	116,600		23,955
			656,804
Malta - .0%
Lighthouse Properties PLC	776	[a]	311
Mexico - .7%
America Movil SAB de CV, Ser. L	444,800	[a]	401,739
Coca-Cola Femsa SAB de CV	20,905		141,491
Fibra Uno Administracion SA de CV	7,600		8,970
Grupo Mexico SAB de CV, Ser. B	18,300		64,517
Sitios Latinoamerica SAB de CV	22,885	[a]	10,805
			627,522
Philippines - .7%
Aboitiz Equity Ventures Inc.	55,560	[a]	57,527
Ayala Land Inc.	65,400		36,146
International Container Terminal Services Inc.	151,250	[a]	542,820
Metro Pacific Investments Corp.	35,000	[a]	2,148
SM Prime Holdings Inc.	50,300	[a]	32,043
			670,684
Poland - .2%
Dino Polska SA	136	[a,b]	11,650
KGHM Polska Miedz SA	2,062	[a]	59,653
Polski Koncern Naftowy Orlen SA	1,657	[a]	24,295

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
Poland - .2% (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	11,619	[a]	80,327
			175,925
Qatar - .2%
The Commercial Bank PSQC	113,820	[a]	156,271
Russia - .0%
Lukoil PJSC, ADR	12,332	[a,c]	0
MMC Norilsk Nickel PJSC, ADR	11,431	[a,c]	0
Sberbank of Russia PJSC, ADR	81,133	[a,c]	0
Sistema PJSFC, GDR	3,646	[a,c]	0
Tatneft PJSC, ADR	6,912	[a,c]	0
X5 Retail Group NV, GDR	16,162	[a,c]	0
Saudi Arabia - 1.5%
Al Rajhi Bank	22,485	[a]	449,939
SABIC Agri-Nutrients Co.	12,187	[a]	474,119
Sahara International Petrochemical Co.	29,240		264,156
Saudi Kayan Petrochemical Co.	53,790	[a]	195,522
Saudi Tadawul Group Holding Co.	892	[a]	42,962
The Savola Group	1,562	[a]	11,410
			1,438,108
South Africa - 3.2%
Anglo American Platinum Ltd.	1,196	[a]	100,296
Capitec Bank Holdings Ltd.	1,836		200,829
Growthpoint Properties Ltd.	11,716		10,026
Impala Platinum Holdings Ltd.	30,833	[a]	386,772
Investec Ltd.	33,614		212,669
Kumba Iron Ore Ltd.	3,931	[a]	113,896
Mr Price Group Ltd.	2,210		20,673
MTN Group Ltd.	114,935	[a]	861,104
MultiChoice Group	31,960	[a]	220,525
Ninety One Ltd.	8,679		19,333
Redefine Properties Ltd.	13,974		3,479
Resilient REIT Ltd.	1,582	[a]	5,004
Sibanye Stillwater Ltd.	309,195	[a]	813,784
			2,968,390
South Korea - 7.5%
BGF Retail Co.	1,591		264,852
Celltrion Inc.	1,133		143,753
DB Insurance Co.	9,434		487,181
Doosan Bobcat Inc.	14,366	[a]	393,091
Fila Holdings Corp.	3,224		84,775
Hana Financial Group Inc.	4,643		154,399
Hyundai Autoever Corp.	1,902		143,647
Hyundai Mobis Co.	4,798		760,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
South Korea - 7.5% (continued)
Hyundai Steel Co.	10,107		244,582
KakaoBank Corp.	6,767	[a]	130,042
Kia Motors Corp.	30,379		1,424,654
Korea Investment Holdings Co.	5,001		210,797
Mirae Asset Securities Co.	34,090		163,912
NAVER Corp.	50		7,019
Osstem Implant Co.	3,173		346,533
POSCO Chemical Co.	171		24,342
POSCO Holdings Inc.	2,046		447,386
POSCO International Corp.	697		12,457
Samsung Biologics Co.	168	[a,b]	109,077
Samsung Electronics Co.	24,576		1,074,775
Samsung Securities Co.	8,109		201,683
Seegene Inc.	2,841		61,111
Shinhan Financial Group Co.	4,383		122,010
			7,012,853
Taiwan - 10.6%
Acer Inc.	253,000	[a]	193,852
Asustek Computer Inc.	15,000	[a]	131,037
Catcher Technology Co.	43,000	[a]	236,437
Chailease Holding Co.	145,413	[a]	1,026,651
China Development Financial Holding Corp.	775,000	[a]	317,711
Compeq Manufacturing Co.	158,000	[a]	228,758
Evergreen Marine Corp.	22,800	[a]	120,916
Hotai Motor Co.	11,000	[a]	210,441
International Games System Co.	25,000	[a]	352,605
Largan Precision Co.	8,000	[a]	530,982
Makalot Industrial Co.	45,000	[a]	341,136
MediaTek Inc.	13,000	[a]	264,352
Micro-Star International Co.	41,000	[a]	159,409
Realtek Semiconductor Corp.	31,000	[a]	283,418
Taiwan Semiconductor Manufacturing Co.	323,600		4,722,051
Uni-President Enterprises Corp.	4,000	[a]	8,668
United Microelectronics Corp.	356,000	[a]	471,416
Wiwynn Corp.	13,000	[a]	337,102
			9,936,942
Thailand - 1.6%
Advanced Info Service PCL	71,800	[a]	404,244
Advanced Info Service PCL, NVDR	25,800	[a]	145,258
Kiatnakin Phatra Bank PCL	88,800	[a]	189,086
PTT Exploration & Production PCL, NVDR	16,800	[a]	85,613

Description		Shares		Value ($)
Common Stocks - 64.0% (continued)
Thailand - 1.6% (continued)
SCB X PCL		64,200		198,337
Thai Union Group PCL, NVDR		411,900	[a]	200,985
Thanachart Capital PCL		233,600		286,646
				1,510,169
Turkey - 1.0%
BIM Birlesik Magazalar AS		61,306		448,758
Emlak Konut Gayrimenkul Yatirim Ortakligi AS		9,962	[a]	4,650
Eregli Demir ve Celik Fabrikalari TAS		29,442	[a]	64,954
KOC Holding AS		46,199	[a]	206,759
Turkcell Iletisim Hizmetleri AS		116,573	[a]	236,110
				961,231
United Arab Emirates - .4%
Dubai Islamic Bank PJSC		8,305	[a]	12,890
Emaar Properties PJSC		80,543	[a]	128,514
First Abu Dhabi Bank PJSC		57,598	[a]	268,182
				409,586
Total Common Stocks (cost $57,281,142)				60,024,931

Exchange-Traded Funds - 1.1%
United States - 1.1%
iShares MSCI Emerging Markets ETF (cost $1,070,787)		28,327		1,073,593
	Preferred Dividend Yield (%)
Preferred Stocks - 1.0%
Brazil - .4%
Cia Paranaense de Energia, Cl. B	11.50	29,500		44,196
Itausa SA	5.26	223,090		359,581
				403,777
Chile - .2%
Sociedad Quimica y Minera de Chile SA, Cl. B	9.89	2,152		174,037
South Korea - .4%
Samsung Electronics Co.	1.94	8,340		333,072
Total Preferred Stocks (cost $856,174)				910,886
	1-Day Yield (%)
Investment Companies - 32.8%
Registered Investment Companies - 32.8%
BNY Mellon Global Emerging Markets Fund, Cl. Y (cost $20,283,939)		1,629,484	[d]	30,715,773
Total Investments (cost $79,492,042)		98.9%		92,725,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Cash and Receivables (Net)	1.1%	1,040,546
Net Assets	100.0%	93,765,729

ADR—American Depository Receipt

BDR—Brazilian Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $2,187,815 or 2.33% of net assets.

c The fund held Level 3 securities at December 31, 2022. These securities were valued at $1,789 or .0% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	60,023,142	-	1,789	60,024,931
Equity Securities - Preferred Stocks	910,886	-	-	910,886
Exchange-Traded Funds	1,073,593	-	-	1,073,593
Investment Companies	30,715,773	-	-	30,715,773

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2022, accumulated net unrealized appreciation on investments was $13,233,141, consisting of $21,282,926 gross unrealized appreciation and $8,049,785 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.